Leases (Details Narrative) $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
Operating Lease, Right-of-Use Asset	$ 200	¥ 1,200,000,000
Lease liabilities	$ 100	¥ 700,000
Weighted average discount rate	7.00%	7.00%
Weighted average remaining lease term	1 year	1 year
Short-term lease		¥ 0	¥ 191,113